CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest Income
Interest on investment securities and cash	$ 1,009	$ 1,008
Interest and fees on loans	15,213	13,897
Total interest income	16,222	14,905
Interest Expense
Interest expense non-maturity deposits	278	210
Interest expense time deposits	2,232	1,916
Interest expense borrowed funds	175	160
Interest expense capital lease	21	25
Interest expense on subordinated debt	166
Total interest expense	2,872	2,311
Net interest income	13,350	12,594
Loan loss provision/(recovery)	(27)	(270)
Net interest income after loan loss provision/(recovery)	13,377	12,864
Noninterest income
Overdraft fees on deposits	395	382
Interchange fee income	443	379
Service charges on deposits	55	57
Mortgage fee income	102	90
Customer service fees	59	71
ATM income	27	24
Gain on the sale of securities	55
Other income	93	106
Total noninterest income	1,229	1,109
Noninterest expense
Salaries & benefits expense	6,822	6,682
Occupancy expense	875	872
Furniture, fixture & equipment expense	527	495
Data processing expense	809	664
Office supplies expense	64	89
Professional fees	607	321
Advertising and Marketing	147	144
Insurance	340	391
Foreclosed asset expense, net	493	472
Check card expense	365	401
Loan expense	164	203
Stockholder expense	122	92
Directors fees and expenses	225	183
Telephone expense	244	251
Core deposit intangible amortization expense	56	68
Other operating expense	528	423
Total noninterest expense	12,388	11,751
Pre-tax income	2,218	2,222
Income tax expense (benefit)	877	1,164
Net income	1,341	1,058
Less income attributable to noncontrolling interest	222	234
Net income attributable to Carolina Trust BancShares	$ 1,119	$ 824
Earnings per share:
Basic earnings per share (in dollars per share)	$ 0.24	$ 0.18
Diluted earnings per share (in dollars per share)	$ 0.24	$ 0.18
Weighted average common shares outstanding (in shares)	4,649,405	4,645,408
Diluted average common shares outstanding (in shares)	4,697,765	4,685,814